Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 333,666	$ 176,316	$ 415,996	$ 1,680
Cost of sales	151,077	42,426	213,834	208
Gross Profit	182,589	133,890	202,162	1,472
Operating Expenses
Marketing and promotion	94,028	47,329	125,626	114,951
Consulting	504,060	824,763	1,310,121	779,462
Research and development	859,344	787,071	1,430,614	1,594,054
General and administrative	1,613,927	1,184,632	2,258,307	2,265,275
Total Operating Expenses	3,071,359	2,843,795	5,124,668	4,753,742
Loss From Operations	(2,888,770)	(2,709,905)	(4,922,506)	(4,752,270)
Other (Expense) Income
Interest expense	(124,736)	(145,521)	(285,275)	(371,281)
Amortization of debt discount	(140,884)	(244,435)	(464,470)	(405,531)
Loss on extinguishment of notes payable, net	(26,029)	(49,094)	(49,094)	(7,200)
Warrant modification expense	0	(30,128)	(50,035)	(214,912)
Gain on settlement of payables	0	176,268	183,768	0
Total Other Expense	(291,649)	(292,910)	(665,106)	(998,924)
Net Loss	$ (3,180,419)	$ (3,002,815)	$ (5,587,612)	$ (5,751,194)
Net Loss Per Share
- Basic and Diluted (in dollars per share)	$ (1.60)	$ (2.79)	$ (4.38)	$ (6.96)
Weighted Average Number of Common Shares Outstanding
- Basic and Diluted (in shares)	1,993,544	1,077,606	1,276,904	826,340